SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details)	12 Months Ended
Jun. 30, 2025
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee -10% of the ownership
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	Equity investee - 13% of the ownership
Dogness Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship to the Company	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen (Junqiang Chen ceased to be the legal representative on December 31, 2023, and Dogness Technology ceased to be a related party as of such time)